Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Retirement Benefits [Abstract]
Severance pay liability	$ 270,985	$ 266,209
Deposit with insurance companies	211,566	206,752
Severance expenses	$ 33,354	$ 33,355	$ 28,472